Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Rochester Ohio Municipal Fund))	0 Months Ended
	Jul. 29, 2011
Class A
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.25%
Interest and Fees from Borrowing	0.53%
Interest and Related Expenses from Inverse Floaters	none
Other Expenses	0.17%
Total Other Expenses	0.70%
Total Annual Fund Operating Expenses	1.50%
Fee Waiver and Expense Reimbursement	(0.17%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.33%
Class B
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	1.00%
Interest and Fees from Borrowing	0.53%
Interest and Related Expenses from Inverse Floaters	none
Other Expenses	0.26%
Total Other Expenses	0.79%
Total Annual Fund Operating Expenses	2.34%
Fee Waiver and Expense Reimbursement	(0.26%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	2.08%
Class C
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	1.00%
Interest and Fees from Borrowing	0.53%
Interest and Related Expenses from Inverse Floaters	none
Other Expenses	0.20%
Total Other Expenses	0.73%
Total Annual Fund Operating Expenses	2.28%
Fee Waiver and Expense Reimbursement	(0.20%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	2.08%
Class Y
Operating Expenses:
Management Fees	0.55%	[2]
Distribution and/or Service (12b-1) Fees	none	[2]
Interest and Fees from Borrowing	0.53%	[2]
Interest and Related Expenses from Inverse Floaters	none	[2]
Other Expenses	0.20%	[2]
Total Other Expenses	0.73%	[2]
Total Annual Fund Operating Expenses	1.28%	[2]
Fee Waiver and Expense Reimbursement	none	[1],[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.28%	[2]

[1]	The Manager has voluntarily agreed to waive management fees and/or reimburse Fund expenses so that "Total Annual Fund Operating Expenses," excluding interest and fees from borrowing and interest and related expenses from inverse floaters, would not exceed 0.80% of average annual net assets for Class A shares, 1.55% of average annual net assets for Class B and Class C shares, and 0.80% of average annual net assets for Class Y shares. These waivers and/or expense reimbursements may be amended or withdrawn after one year from the date of this prospectus.
[2]	Class Y shares were first available July 29, 2011. The expenses for Class Y are estimated for the first full fiscal year that they are offered.